Codensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Issued capital [member]	Non-controlling interests [member]	Subscriptions receivable [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total
Balance, value at Dec. 31, 2020	$ 50,630,439	$ 257,154	$ (1,900,857)	$ 1,788,051	$ (33,900,850)	$ (9,167,848)	$ 7,706,089
Balance, shares at Dec. 31, 2020	16,155,812
IfrsStatementLineItems [Line Items]
Net loss						(4,489,198)	(4,489,198)	[1]
Adjustment against capital and retained earnings					(16,517)		(16,517)
Foreign currency translation adjustments				230,081			230,081	[1]
Shares issued for cash	3,127,442						3,127,442
Shares issued in satisfaction of liability
Shares issued for conversion of convertible notes	$ 181,175						181,175
Shares issued for conversion of convertible notes, shares
Funds received for shares to be issued		953,087					953,087
Share based compensation	$ 293,837						293,837
Share based compensation, shares
Non-controlling interest	$ (3,308,617)	3,134,658		10,597		163,362
Foreign currency translation adjustments				(230,081)			(230,081)	[1]
Balance, value at Dec. 31, 2021	$ 50,924,276	4,344,899	(1,900,857)	2,028,729	(33,917,367)	(13,493,684)	7,985,996
Balance, shares at Dec. 31, 2021	16,155,812
IfrsStatementLineItems [Line Items]
Net loss		(135,248)				(3,361,979)	(3,497,227)
Foreign currency translation adjustments				(69,375)			(69,375)
Shares issued for cash		2,556,739					2,556,739
Shares issued for conversion of convertible notes	$ 229,237						229,237
Shares issued for conversion of convertible notes, shares	38,206
Share based compensation	$ 106,685						106,685
Proceeds from IPO (net)	$ 15,402,858						15,402,858
Proceeds from IPO (net), shares	3,913,412
Share options Genius Group IPO April 2022	$ 273,476						273,476
Share options GG IPO April 2022, shares	45,578
Share issued for IPO acquisition	$ 27,046,599						27,046,599
Shares issued for IPO acquisition, shares	4,621,441
Foreign currency translation adjustments				69,375			69,375
Adjustment against capital and retained earnings	(23)	89,076	(53,558)	(10,566)	(2,979,276)	331,854	(2,622,493)
2021 Genius Group Employee Share option	45,390						45,390
2022 Management Options	(1,758)						(1,758)
Balance, value at Jun. 30, 2022	$ 94,026,740	6,855,466	(1,954,415)	2,087,538	(36,896,643)	(16,523,809)	47,594,877
Balance, shares at Jun. 30, 2022	24,774,449
Balance, value at Dec. 31, 2021	$ 50,924,276	4,344,899	(1,900,857)	2,028,729	(33,917,367)	(13,493,684)	7,985,996
Balance, shares at Dec. 31, 2021	16,155,812
IfrsStatementLineItems [Line Items]
Net loss		(206,021)				(55,045,526)	(55,251,547)
Foreign currency translation adjustments				(1,045,076)			(1,045,076)
Shares issued for cash		2,655,739					2,655,739
Shares issued for conversion of convertible notes	$ 7,829,607						7,829,607
Shares issued for conversion of convertible notes, shares	1,554,097
Share based compensation	$ 1,308,784						1,308,784
Share based compensation, shares	109,923
Proceeds from IPO (net)	$ 15,202,858						15,202,858
Proceeds from IPO (net), shares	3,913,410
Share options Genius Group IPO April 2022	$ 270,476						270,476
Share options GG IPO April 2022, shares	45,580
Share issued for IPO acquisition	$ 35,098,001						35,098,001
Shares issued for IPO acquisition, shares	5,975,407
Shares cancelled in satisfaction of liability, net of derivative liability	$ (100,002)						(100,002)
Shares cancelled in satisfaction of liability, net of derivative liability, shares	(49,002)
Foreign currency translation adjustments				1,045,076			1,045,076
Balance, value at Dec. 31, 2022	$ 110,534,000	6,794,617	(1,900,857)	983,653	(33,917,367)	(68,539,210)	13,954,836
Balance, shares at Dec. 31, 2022	27,705,227
IfrsStatementLineItems [Line Items]
Net loss		(627,543)				(10,147,159)	(10,774,702)
Foreign currency translation adjustments				(763,548)		163,730	(599,818)
Shares issued for conversion of convertible notes	$ 6,994,299						6,994,299
Shares issued for conversion of convertible notes, shares	23,045,670
Share based compensation	$ 402,565						402,565
Share based compensation, shares
Convertible loan adjustment for outstanding note, net	$ (3,837,395)						(3,837,395)
Shares issued by conversion from ERL and GeniusU	$ 125,109	(125,109)
Shares issued by conversion from ERL and GeniusU, shares	149,160
Foreign currency translation adjustments				763,548		(163,730)	599,818
Balance, value at Jun. 30, 2023	$ 114,218,578	$ 6,041,965	$ (1,900,857)	$ 220,105	$ (33,917,367)	$ (78,522,639)	$ 6,139,785
Balance, shares at Jun. 30, 2023	50,900,057

[1]	Restatement details in Note 2